Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Details of Government grants [Line Items]
Other income	€ 1,706	€ 680
Government grants receivables	3,200	4,049
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	1,558	1,776
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	585	685
Instituto para la Diversificacin y Ahorro de la Energa [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	421	420
Agencia Estatal de Investigacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	83
Ministerio de Industria Comercio y Turismo [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 2,753
Innovate UK - UKRI [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants		€ 25